Intangible Assets, Net - Summary of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Computer software	¥ 11,590	$ 1,633	¥ 10,654
Accumulated amortization	(10,626)	(1,497)	(8,668)
Intangible assets net (excluding goodwill)	¥ 964	$ 136	¥ 1,986